Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 372,512	$ 96,973
Refundable alternative minimum tax credits	26,078
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,896,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	2,647,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	3,522,000
Deferred Tax Assets, Operating Loss Carryforwards	$ 374,000
[custom:DeferredTaxAssetsOperatingLossCarryforwardsExpirationPeriod]	2025 through 2036
Domestic Tax Authority [Member] | Irs Section 382 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 2,273,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,714,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 468,000
[custom:DeferredTaxAssetsOperatingLossCarryforwardsExpirationPeriod]	2028 through 2041